Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Receivables from contracts with customers [abstract]
Summary of Revenue from Contracts with Customers

	Year ended December 31,
	2021	2022	2023
	NT$000	NT$000	NT$000
Revenue from contracts with customers	27,400,035	23,517,064	21,356,228

Summary of Contract Assets

The Group has recognized the following contract assets in relation to revenue from contracts with customers:

	January 1, 2022	December 31, 2022	December 31, 2023
	NT$000	NT$000	NT$000
Contract assets	400,255	381,358	383,883